As filed With the Securities and Exchange Commission on September 18, 2019

Registration Nos. 333-196172

811-08561

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]

Pre-effective Amendment No.	[ ]

Post-Effective Amendment No.	[ 9 ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]

Amendment No.	[ 189 ]

(Check appropriate box or boxes)

AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R

(Exact Name of Registrant)

AMERICAN GENERAL LIFE INSURANCE COMPANY

(Name of Depositor)

2727-A Allen Parkway

Houston, Texas 77019-2191

(Address of Depositor’s Principal Offices) (Zip Code)

(800) 871-2000

(Depositor’s Telephone Number, including Area Code)

Manda Ghaferi, Esq.

American General Life Insurance Company

21650 Oxnard Street, Suite 750

Woodland Hills, California 91367

(Name and Address of Agent for Service for Depositor and Registrant)

Copy to:

Bridgett M. Matthes, Esq.

American General Life Insurance Company

2919 Allen Parkway, L4-01

Houston, Texas 77019

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ]	on October 18, 2019 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 7 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 187 was filed under the Investment Company Act of 1940 (collectively, the “Amendments”) on June 24, 2019 and pursuant to Rule 485(a)(1) would have become effective on August 23, 2019. Post-Effective Amendment No. 8 and Amendment No. 188 were filed pursuant to Rule (b)(1)(iii) for the sole purpose of designating September 20, 2019 as the new date upon which the Amendments would have become effective. Post-Effective Amendment No. 9 and Amendment No. 189 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule (b)(1)(iii) for the sole purpose of designating October 18, 2019 as the new date upon which the Amendments shall become effective.

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 7 to Form N-6 on June 24, 2019 and are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to the registration statement to be signed on its behalf, by the undersigned, duly authorized, in the City of Houston, and State of Texas on this 17th day of September, 2019.

American General Life Insurance Company Separate Account VL-R
(Registrant)

BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)

BY:	/s/ CRAIG A. ANDERSON
CRAIG A. ANDERSON
SENIOR VICE PRESIDENT AND LIFE CONTROLLER

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below, on behalf of the Registrant and Depositor, by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman of the Board, Chief Executive Officer, and President	September 17, 2019

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	September 17, 2019

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	September 17, 2019

TERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer	September , 2019

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	September 17, 2019

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director and Chief Executive Officer, Institutional Markets	September 17, 2019

*CRAIG A. SABAL CRAIG A. SABAL	Director, Senior Vice President and Chief Investment Officer	September 17, 2019

TODD P. SOLASH	Director and Chief Executive Officer, Individual Retirement	September , 2019

ADAM C. WINSLOW	Director and Chief Executive Officer, Life Insurance	September , 2019

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	September 17, 2019

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-In-Fact	September 17, 2019